CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $)			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 21, 2013 Subsequent Events One-for-Three Reverse Share Split
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000,000	250,000,000	250,000,000
Reverse share split ratio			0.33